INCOME TAXES - Schedule of Income Tax Expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income taxes [Abstract]
Current tax expense	€ 269,924	€ 218,540	€ 120,115
Deferred tax benefit	(30,178)	(12,001)	(62,474)
Taxes relating to prior years	(1,274)	2,556	514
Total income tax expense	€ 238,472	€ 209,095	€ 58,155